INVESTMENT IN PHI (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Schedule of Financial statements
The following table presents the Company's share (50%) in PHI's statement of financial position items that are consolidated to the financial statements as the Company’s share in a joint operation:

	New Israeli Shekels in millions
	January 1, 2019
	Company's share (50%) in PHI's accounts**	Intercompany elimination	Total
CURRENT ASSETS
Cash and cash equivalents	*		*
Current assets	69	(62)	7

NON CURRENT ASSETS
Property and equipment and intangible assets	142		142
Lease – right of use	355		355

CURRENT LIABILITIES
Current borrowings from banks	13		13
Trade payables and other current liabilities	55		55
Lease liabilities	65		65

NON CURRENT LIABILITIES
Lease liabilities	290		290
Deferred revenues	142	(142)	-

EQUITY	1	(1)	-

*   Representing an amount of less than NIS 1 million.
** Certain intercompany balances were eliminated in the presentation of Company's share in PHI's accounts.